Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued payroll and welfare expenses	$ 12,443,966	$ 2,247,414
Income tax payable	15,913,670	4,800,181
Other tax payable	6,039,794	1,596,511
Dividend payable	1,154,983
Deferred revenue - current from related parties	12,897,658	5,287,903
Deferred revenues - current	8,956,195	3,462,149
Other current liabilities	730,405	2,070,081
Amounts due to related parties- non-current	5,280,000
Deferred revenue - non-current from related parties	4,729,030	131,855
Deferred revenue - non-current	548,464	353,739
Non-current uncertain tax position liabilities	827,315	$ 785,372
Deferred tax liabilities- non-current	$ 2,108,005
Mezzanine Equity
Convertible redeemable preferred shares, shares issued	0
Convertible redeemable preferred shares, shares outstanding	0
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share)	$ (0.0005)	$ (0.0005)
Ordinary shares, shares authorized	1,000,000,000	142,101,710
Ordinary shares, shares issued	179,586,759	61,244,980
Ordinary shares, shares outstanding	179,586,759	61,244,980
Short-term investments.
Investments, fair value	$ 1,043,550	$ 2,329,131
Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)	$ (0.0005)	$ (0.0005)
Convertible redeemable preferred shares, shares authorized	4,216,867	4,216,867
Convertible redeemable preferred shares, shares issued	0	4,216,867
Convertible redeemable preferred shares, shares outstanding	0	4,216,867
Convertible redeemable preferred shares, redemption value	$ 0	$ 1,529,267
Convertible redeemable preferred shares, liquidation value	$ 0	$ 1,500,000
Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares, par value (in dollars per share)	$ (0.0005)	$ (0.0005)
Convertible redeemable preferred shares, shares authorized	51,673,360	51,673,360
Convertible redeemable preferred shares, shares issued	0	51,763,360
Convertible redeemable preferred shares, shares outstanding	0	51,763,360
Convertible redeemable preferred shares, redemption value	$ 0	$ 35,079,536
Convertible redeemable preferred shares, liquidation value	0	33,475,912
Consolidated VIEs and VIEs' subsidiaries
Accrued payroll and welfare expenses	4,322,940	748,864
Income tax payable	9,505,352	1,680,295
Other tax payable	2,942,691	672,824
Dividend payable	1,154,983	0
Deferred revenue - current from related parties	12,043,558	5,287,903
Deferred revenues - current	7,664,939	1,236,326
Other current liabilities	324,353	223,087
Amounts due to related parties- non-current	0	0
Deferred revenue - non-current from related parties	4,424,788	131,855
Deferred revenue - non-current	548,464	353,739
Non-current uncertain tax position liabilities	$ 827,315	$ 785,372